JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Apartments — 14.8%
American Homes 4 Rent, Class A, REIT	387,490	14,054,262
Apartment Income REIT Corp., REIT	185,446	5,771,079
Equity Residential, REIT	280,579	15,948,110
Sun Communities, Inc., REIT	60,999	7,889,611
UDR, Inc., REIT	198,969	6,645,565
		50,308,627
Diversified — 35.8%
American Tower Corp., REIT	191,680	40,018,950
Digital Realty Trust, Inc., REIT	163,498	22,690,252
Equinix, Inc., REIT	42,762	34,851,458
SBA Communications Corp., REIT	64,046	15,816,800
Weyerhaeuser Co., REIT	50,871	1,594,806
WP Carey, Inc., REIT	106,320	6,617,357
		121,589,623
Health Care — 14.1%
CareTrust REIT, Inc., REIT	270,861	6,251,472
Healthpeak Properties, Inc., REIT	233,000	4,035,560
Sabra Health Care REIT, Inc., REIT	281,784	4,114,046
Ventas, Inc., REIT	315,689	14,471,184
Welltower, Inc., REIT	212,901	18,969,479
		47,841,741
Hotels — 1.6%
DiamondRock Hospitality Co., REIT	210,988	1,755,420
Host Hotels & Resorts, Inc., REIT	219,899	3,841,636
		5,597,056
Industrial — 12.5%
First Industrial Realty Trust, Inc., REIT	1,044	49,120
Prologis, Inc., REIT	285,910	32,859,636
Rexford Industrial Realty, Inc., REIT	195,012	9,598,491
		42,507,247
Office — 4.0%
Alexandria Real Estate Equities, Inc., REIT	31,240	3,417,656
Boston Properties, Inc., REIT	112,345	6,395,801
COPT Defense Properties, REIT	156,000	3,775,200
		13,588,657
Real Estate Management & Development — 1.3%
Tricon Residential, Inc., REIT (Canada)	566,000	4,460,080
Shopping Centers — 5.1%
Federal Realty Investment Trust, REIT	46,026	4,399,626
Kimco Realty Corp., REIT	675,851	13,057,441
		17,457,067

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Single Tenant — 4.9%
Agree Realty Corp., REIT	196,865	11,656,376
Realty Income Corp., REIT	89,803	4,845,770
		16,502,146
Storage — 3.8%
Public Storage, REIT	49,547	12,820,782
Total Common Stocks (Cost $309,361,554)		332,673,026
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $6,845,767)	6,844,732	6,848,155
Total Investments — 99.9% (Cost $316,207,321)		339,521,181
Other Assets Less Liabilities — 0.1%		353,514
NET ASSETS — 100.0%		339,874,695

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$339,521,181	$—	$—	$339,521,181

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$21,218,437	$105,249,908	$119,622,085	$(732)	$2,627	$6,848,155	6,844,732	$484,055	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	—	66,000,000	66,003,600	3,600	—	—	—	189,041	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	—	34,135,616	34,135,616	—	—	—	—	46,050	—
Total	$21,218,437	$205,385,524	$219,761,301	$2,868	$2,627	$6,848,155		$719,146	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.